Description of Business, Organization, and Basis of Presentation (Details) - Schedule of Cash Flows of the VIEs - Variable Interest Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	¥ 1,292,343,388	¥ 939,802,714	¥ (1,571,552,463)
Net cash used in investing activities	(1,282,239,529)	(812,396,284)	(633,511,824)
Net cash provided by/(used in) financing activities	¥ 234,705,208	¥ (377,573,931)	¥ 2,682,931,827